INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets with finite lives:
Patents and trademark		$ 18,344	$ 18,690
Less: accumulated amortization		12,655	10,178
Intangible assets, net		7,091	9,868
Intangible assets impairment loss		0	1,135	$ 0
Disposal of intangible assets		1,052	3,134
Domain name
Intangible assets with indefinite lives:
Intangible assets with indefinite lives		277	285
Insurance brokerage license, trademark and others
Intangible assets with indefinite lives:
Intangible assets with indefinite lives		$ 1,125	1,071
Intangible assets with finite lives:
Intangible assets impairment loss			$ 1,135
Disposal of intangible assets	$ 2,824
Deferred tax liabilities	$ 1,316